Submission	Sep. 27, 2024
Submission [Line Items]
Central Index Key	0000019617
Registrant Name	JPMorgan Chase & Co.
Registration File Number	333-270004
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES